111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  October 31, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Prudent Investor Fund (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 25, 2024.

 Please call the undersigned at (617) 954-5655 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

  Sincerely,

  WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel